Revenue (Tables)	6 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

Disaggregated revenue by type consisted of the following:

	For the six months ended September 30,
	2023	2022
Online VIP membership revenue	$1,135,548	$5,284,761
Online SVIP membership revenue	342,925	1,395,327
Technology services revenue	15,236	614,612
Total	$1,493,709	$7,294,700